Document and Entity Information	Nov. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	Hawkeye Acquisition, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05128
Entity Tax Identification Number	42-0410230
Entity Address, Address Line One	1716 Locust Street
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-3023
City Area Code	515
Local Phone Number	284-3000
Entity Information, Former Legal or Registered Name	Meredith Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1
Trading Symbol	MDP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--06-30
Entity Central Index Key	0000065011
Amendment Flag	false